Document and Entity Information	Oct. 31, 2023
Prospectus [Line Items]
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	0000745463
SEC Form	485BPOS
Period end date	Oct. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false